COMMON STOCK AND DIVIDENDS	12 Months Ended
Dec. 31, 2019
COMMON STOCK AND DIVIDENDS [Abstract]
COMMON STOCK AND DIVIDENDS
19.	COMMON STOCK AND DIVIDENDS

a)	Common stock structure and shares’ public offer

As of December 31, 2019 and 2018, TGS’ common stock was as follows:

Common Stock structure as of December 31, 2018
Shares Class	Amount of common stock, subscribed, issued, paid in, and authorized for public offer
Common Shares Class (Face value $ 1, 1 vote)	Outstandings shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	375,701,909	13,600,780	389,302,689
Total	780,894,503	13,600,780	794,495,283

Common Stock structure as of December 31, 2019
Shares Class	Amount of common stock, subscribed, issued, paid in, and authorized for public offer
Common Shares Class (Face value $ 1, 1 vote)	Outstandings shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	379,415,934	9,886,755	389,302,689
Total	784,608,528	9,886,755	794,495,283

TGS’s shares are traded on the BYMA and under the form of the American Depositary Receipts (“ADS”) (registered in the SEC and representing 5 shares each) on the New York Stock Exchange.

b)	Acquisition of treasury shares

During fiscal year 2018, the Board of Directors of the Company approved two programs for the acquisition of treasury shares, on May 9 and September 6, which were executed in accordance with the conditions established therein. For the definition of these programs, the Board of Directors considered the solid cash position and investments that the Company has. This program was approved by virtue of the distortion evidenced between the economic value of the Company, measured by its current businesses and derivatives of projects under development, and the price of the price of their shares in the market.

Subsequently, on March 27, 2019, the Board of Directors of the Company approved a third Program for the acquisition of treasury shares in the markets where TGS makes a public offering (the “Third Share Repurchase Program”) for a maximum amount to be invested in Ps. 1,500 million (at the moment of its creation).

On August 26, 2019, after concluding the Third Buy Program, the Board of Directors of the Company approved a new program for the acquisition of treasury shares for a total of Ps. 3,200 million (at the moment of its creation).

As mentioned in “c. Distribution of dividends”, the treasury shares acquired as of October 31, 2019 were used to pay a dividend in shares.

Finally, on November 19, 2019, a fifth program of acquisition of treasury shares was approved (the “Fifth Share Repurchase Program”) for a total of Ps. 4,000 million (at the time of its creation). This program is valid for 120 days from its creation.

As of December 31, 2019, the Company has 9,886,755 treasury shares, representing 1.24% of the total share capital. The acquisition cost of the treasury shares in the market amounted to Ps. 730,764 which, in accordance with the provisions of Title IV, Chapter III, Article 3.11.c of the Rules, restricts the amount of the realized and liquid gains mentioned above that the Company may distribute.

c)	Dividends distribution

Cash dividends

During the year ended December 31, 2019, the Company paid dividends as follows:

•	The Ordinary General Shareholders´ Meeting of the Company at its meeting held on April 11, 2019 approved the payment of Ps. 9,185,584 (Ps. 11.7671 per share).

•	The Board of Directors of the Company at its meeting held on April 11, 2019 approved the payment of Ps. 318,732 (Ps. 0.4083 per share).

•
On October 31, 2019, the Board of Directors of the Company approved, together with the distribution mentioned below, to make available to the shareholders as of November 13, 2019 a cash dividend amounting to Ps. 256,338 (Ps. 0,3351 per share). This dividend was compensated -in the corresponding cases- with the withholding of income tax by virtue of the distribution of treasury shares (article 46 of the Income Tax Law and article 66.2 of the Regulatory Decree), in the case that it should be done.

Treasury shares distribution

On October 17, 2019, the Ordinary and Extraordinary General Shareholders´ Meeting of the Company decided to distribute among all shareholders in proportion to their holdings, in the terms provided in Article 67 of Law No. 26,831 all of the treasury shares in the portfolio for 29,444,795 class B shares and also delegated to the Board of Directors the broadest powers to effect the distribution of the shares indicated in accordance with current regulations, including the determination of the timing of such payment.

Subsequently, on October 31, 2019, the Board of Directors of TGS decided to make available to shareholders, as of November 13, 2019, the treasury shares, making it known that said distribution constitutes 0.0385 shares per ordinary share and 0.192 shares per ADR, both outstanding, representing approximately 3.706% of the share capital of TGS, which amounts to Ps. 794,495.

The market value of these shares amounted to Ps. 3,228,002 being its acquisition cost of Ps. 4,045,739. This transaction was accounted for as an equity transaction generating a decrease of Ps. 791,712, which was charged to the heading “Additional paid-up capital” of the shareholders´ equity of the Company.

d)	Restrictions on distribution of retained earnings

Pursuant to the General Companies Act and CNV Rules, we are required to allocate a legal reserve (“Legal Reserve”) equal to at least 5% of each year’s net income (as long as there are no losses for prior fiscal years pending to be absorbed) until the aggregate amount of such reserve equals 20% of the sum of (i) “common stock nominal value” plus (ii) “inflation adjustment to common stock,” as shown in our consolidated statement of changes in equity. If there are any losses pending to be absorbed from prior fiscal years, such 5% should be calculated on any excess of the net income over such losses, if any. Dividends may not be paid if the legal reserve has been impaired, nor until it has been fully replenished. The Legal Reserve is not available for distribution as a dividend.

The General Shareholders´ Meeting held on April 11, 2019, which decided to create the “Reserve for capital expenditures, acquisition of treasury shares and/or dividends” and delegated to the Board of Directors of the Company the decision of the distribution of dividends, provided as maximum limit for such distribution up to 80% of said reserve restated according to the General Resolution N° 777/2018 of the CNV.

The Company has access to the foreign exchange market to pay dividends to non-resident shareholders, without the prior consent of the BCRA only to the extent that the total amount of transfers executed through the exchange market regulated by the BCRA for payment of dividends to non-resident shareholders may not exceed 30% of the total value of any new capital contributions made in the Company that had been entered and settled through such exchange market. The total amount paid to non-resident shareholders shall not exceed the corresponding amount denominated in Argentine Pesos that was determined by the related shareholders’ meeting.

Finally, and as mentioned in subsection b of this note, the amounts subject to distribution are restricted up to the acquisition cost of treasury shares and the additional paid-up capital.